UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-21593

KAYNE ANDERSON MLP INVESTMENT COMPANY

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (713) 493-2020

Date of fiscal year end:  November 30, 2011

Date of reporting period:  February 28, 2011

Item 1:	Schedule of Investments

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 167.9%
Equity Investments(1) — 166.2%
Midstream MLP(2) — 117.0%
Boardwalk Pipeline Partners, LP	510	$16,935
Buckeye Partners, L.P.	691	44,789
Buckeye Partners, L.P. — Unregistered, Class B Units(3)(4)	535	29,903
Chesapeake Midstream Partners, L.P.	1,154	30,038
Copano Energy, L.L.C.	3,257	117,922
Crestwood Midstream Partners LP	1,132	34,085
Crosstex Energy, L.P.	2,641	44,901
DCP Midstream Partners, L.P.	1,599	67,590
Duncan Energy Partners L.P.(5)	511	20,820
Eagle Rock Energy Partners, L.P.	237	2,300
El Paso Pipeline Partners, L.P.	2,763	104,160
Enbridge Energy Partners, L.P.	1,309	87,783
Energy Transfer Partners, L.P.	2,094	114,839
Enterprise Products Partners L.P.	6,574	286,617
Exterran Partners, L.P.	1,627	48,308
Global Partners LP	1,825	49,830
Holly Energy Partners, L.P.	635	37,893
Magellan Midstream Partners, L.P.	3,582	216,495
MarkWest Energy Partners, L.P.	3,490	156,687
Martin Midstream Partners L.P.	240	9,511
Niska Gas Storage Partners LLC	725	14,687
ONEOK Partners, L.P.(5)	1,302	108,250
PAA Natural Gas Storage, L.P.	261	6,367
PAA Natural Gas Storage, L.P. — Unregistered(3)	1,402	31,841
Plains All American Pipeline, L.P.(6)	2,876	188,317
Regency Energy Partners L.P.	3,762	104,459
Spectra Energy Partners, L.P.	813	26,715
Sunoco Logistics Partners L.P.	283	25,076
Targa Resources Partners L.P.	1,243	42,586
Transmontaigne Partners L.P.	614	24,408
Western Gas Partners L.P.	1,638	59,369
Williams Partners L.P.	3,008	155,979

		2,309,460

MLP Affiliates(2) — 13.9%
Enbridge Energy Management, L.L.C.(4)	1,043	69,767
Kinder Morgan Management, LLC(4)	3,099	203,331

		273,098

General Partner MLP — 13.6%
Alliance Holdings GP L.P.	1,092	60,213
Energy Transfer Equity, L.P.	2,810	112,916
Penn Virgina GP Holdings, L.P.	2,211	58,821
Plains All American GP LLC — Unregistered(3)(6)	24	36,974

		268,924

Propane MLP — 8.4%
Inergy, L.P.(5)	4,007	166,215

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

			No. of
Description			Shares/Units	Value
Shipping MLP — 7.5%
Capital Product Partners L.P.			2,646	$25,721
Navios Maritime Partners L.P.			1,685	33,465
Teekay LNG Partners L.P.			1,182	45,018
Teekay Offshore Partners L.P.			1,536	44,194

				148,398

Midstream & Other — 3.9%
Clearwater Trust (3)(6)(7)			N/A	3,980
Kinder Morgan, Inc.(8)			1,021	31,140
Knightsbridge Tankers Ltd.			184	4,476
ONEOK, Inc.			385	24,840
Teekay Tankers Ltd.			1,168	12,483

				76,919

Upstream MLP — 1.7%
EV Energy Partners, L.P.			254	11,603
Legacy Reserves L.P.			701	21,751

				33,354

Coal MLP — 0.2%
Penn Virginia Resource Partners, L.P.			157	4,481

Total Equity Investments (Cost — $1,907,863)				3,280,849

	Interest	Maturity	Principal
	Rate	Date	Amount

Debt Investments — 1.7%
Midstream — 1.3%
Crestwood Holdings Partners, LLC	(9)	10/1/16	$6,151	6,366
El Paso Corporation	7.750%	1/15/32	5,000	5,294
Genesis Energy, L.P.	7.875	12/15/18	14,500	14,863

				26,523

Upstream — 0.4%
Breitburn Energy Partners L.P.	8.625	10/15/20	6,375	6,702

Total Debt Investments (Cost — $31,993)				33,225

Total Long-Term Investments (Cost — $1,939,856)				3,314,074

Short-Term Investment — 0.4%
Repurchase Agreements — 0.4%
J.P. Morgan Securities Inc. (Agreement dated 2/28/11 to be repurchased at $7,161), collateralized by $10,380 in U.S. Treasury securities (Cost — $7,161)	0.050	3/1/11		7,161

Total Investments — 168.3% (Cost — $1,947,017)				3,321,235

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Contracts	Value

Liabilities
Call Option Contracts Written(10)
Midstream MLP
Duncan Energy Partners L.P., call option expiring 3/18/11 @ $40.00	615	$(55)
ONEOK Partners, L.P., call option expiring 3/18/11 @ $80.00	1,425	(492)

		(547)

Propane MLP
Inergy, L.P., call option expiring 3/18/11 @ $40.00	1,386	(232)

Total Call Option Contracts Written (Premiums Received — $405)		(779)
Revolving Credit Facility		(56,000)
Senior Unsecured Notes		(620,000)
Mandatory Redeemable Preferred Stock at liquidation value		(160,000)
Deferred Tax Liability		(494,428)
Other Liabilities		(27,409)

Total Liabilities		(1,358,616)
Other Assets		11,321

Total Liabilities in Excess of Other Assets		(1,347,295)

Net Assets Applicable to Common Stockholders		$1,973,940

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	Fair valued securities, restricted from public sale.

(4)	Distributions are paid-in-kind.

(5)	Security or a portion thereof is segregated as collateral on option contracts written.

(6)	Kayne Anderson MLP Investment Company (the “Company”) believes that it may be an affiliate of the Clearwater Trust and that it is an affiliate of Plains All American Pipeline, L.P. and Plains All American GP LLC.

(7)	On September 28, 2010, the Bankruptcy Court finalized the plan of reorganization of Clearwater Natural Resources, L.P. (“Clearwater”). As part of the plan of reorganization, the Company received an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of cash and a coal royalty interest as consideration for its unsecured loan to Clearwater.

(8)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(9)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a LIBOR floor of 2% (10.50% as of February 28, 2011).

(10)	Security is non-income producing.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2011, the Company held the following restricted investments.

				Number of
				Units,			Percent	Percent
		Acquisition	Type of	Principal ($)	Cost	Fair	of Net	of Total
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	Assets	Assets

Level 3 Investments(1)
Buckeye Partners, L.P.	Class B Units	1/18/2011	(2)	535	$30,000	$29,903	1.5%	0.9%
Clearwater Trust	Trust	(3)	(4)	N/A	3,266	3,980	0.2	0.1
PAA Natural Gas Storage, L.P.	Common Units	2/8/2011	(2)	1,402	29,700	31,841	1.6	1.0
Plains All American GP LLC	Common Units	12/23/10	(4)	24	34,928	36,974	1.9	1.1

		12/31/10
Total					$97,894	$102,698	5.2%	3.1%

Level 2 Investments(5)
Breitburn Energy Partners L.P.	Senior Notes	10/1/10	(2)	$6,375	$6,452	$6,702	0.3%	0.2%
Crestwood Holdings Partners LLC	Bank Loan	9/29/10	(4)	6,151	6,034	6,366	0.3	0.2
Genesis Energy, L.P.	Senior Notes	11/12/10	(2)	14,500	14,500	14,863	0.8	0.4

Total					$26,986	$27,931	1.4%	0.8%

Total of all restricted securities					$124,880	$130,629	6.6%	3.9%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Unregistered security of a public company.

(3)	On September 28, 2010, the Bankruptcy Court finalized the plan of reorganization of Clearwater. As part of the plan of reorganization, the Company received an interest in the Clearwater Trust consisting of cash and a coal royalty interest as consideration for its unsecured loan to Clearwater.

(4)	Unregistered security of a private company.

(5)	These securities have a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At February 28, 2011, the cost basis of investments for federal income tax purposes was $1,799,152. At February 28, 2011, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$1,522,919
Gross unrealized depreciation of investments	(836)

Net unrealized appreciation	$1,522,083

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Company’s repurchase agreements, which are collateralized by U.S. Treasury notes, are generally high quality and liquid; however, the Company reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at February 28, 2011. The Company presents these assets by security type and description on its Schedule of Investments.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(1)

Assets at Fair Value
Equity investments	$3,280,849	$3,178,151	$—	$102,698
Debt investments	33,225	—	33,225	—
Repurchase agreements	7,161	—	7,161	—

Total assets at fair value	$3,321,235	$3,178,151	$40,386	$102,698

Liabilities at Fair Value
Call option contracts written	$779	$—	$779	$—

(1)	The Company’s investments in Level 3 represent its investments in Buckeye Partners, L.P. (Class B Units), Clearwater Trust, PAA Natural Gas Storage, L.P. (Unregistered Units), and Plains All American GP LLC.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 28, 2011 or at November 30, 2010. For the three months ended February 28, 2011, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2011.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments

Balance — November 30, 2010	$63,514
Transfers out of Level 3	(88,999)
Realized gains/(losses)	—
Unrealized gains, net	4,415
Purchases, issuances or settlements	123,768

Balance — February 28, 2011	$102,698

The $4,415 of unrealized gains presented in the table above for the three months ended February 28, 2011 related to investments that are still held at February 28, 2011.

The purchases, issuances or settlements of $123,768 for the three months ended February 28, 2011 relate to the Company’s investments in Buckeye Partners, L.P. (Class B Units), Buckeye Partners, L.P. (Common Units), PAA Natural Gas Storage, L.P., Plains All American GP LLC and Clearwater Trust. The Company’s investments in the common units of Buckeye Partners, L.P., Inergy, LP and Magellan Midstream Partners, L.P. which are noted as a transfer out of Level 3 in the table above, became registered during the period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Company. The total number of outstanding options at February 28, 2011 is indicative of the volume of this type of derivative for the period ended February 28, 2011.

The following table sets forth the fair value of the Company’s derivative instruments.

Derivatives Not Accounted for as		Fair Value as of
Hedging Instruments	Statement of Assets and Liabilities Location	February 28, 2011

Call options	Call option contracts written	($779)

The following table sets forth the effect of the Company’s derivative instruments.

For the Three Months
Ended February 28, 2011
Change in
		Net Realized	Unrealized
	Location of Gains/(Losses) on	Gains/(Losses) on	Gains/(Losses) on
	Derivatives	Derivatives	Derivatives
Derivatives Not Accounted for as	Recognized in	Recognized in	Recognized in
Hedging Instruments	Income	Income	Income

Call options	Options	1,579	(799)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 4, 2011 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the Act)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrants last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/s/  Kevin S. McCarthy
Name: Kevin S. McCarthy

Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:  April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  Kevin S. McCarthy
Name: Kevin S. McCarthy

Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:  April 29, 2011

/s/  Terry A. Hart
Name: Terry A. Hart

Title:	Chief Financial Officer and Treasurer
Date:  April 29, 2011